VARIABLE INTEREST ENTITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets	$ 21,532,070	$ 21,704,144
Property and equipment, net	3,834,651	4,149,145
Total assets	34,276,858	36,511,577
Total liabilities	(19,747,519)	(18,861,371)
Current liabilities:
Short-term loans - banks	1,261,944	860,915
Accounts payable	885,530	959,198
Other payables and accrued liabilities	11,447,052	11,389,737
Operating lease liability - current	11,261	97,054
Customer deposits	899,979	1,500,677
Taxes payable	2,074,321	2,265,919
Total current liabilities	17,408,208	18,281,724
Operating lease liabilities	31,041	62,057
Gross profit	3,998,349	6,482,924	$ 13,420,020
Net (Loss) income from continuing operation	(9,405,081)	(61,548,565)	8,047,864
Net income from discontinued operation			233,153
Net income attributable to VIE’s	(9,405,081)	(60,054,620)	8,281,017
Variable Interest Entity [Member]
Current assets	18,522,735	6,702,528
Property and equipment, net	102,688	211,924
Other non-current assets	8,910,138	10,672,824
Total assets	27,535,561	17,587,276
Total liabilities	(10,027,011)	(10,825,262)
Net assets	17,508,550	6,762,014
Current liabilities:
Short-term loans - banks	1,261,944	860,915
Current maturities of long-term loans third party
Accounts payable	910,686	959,198
Other payables and accrued liabilities	3,305,351	3,328,862
Other payables related party	193,407	211,271
Operating lease liability - current	11,257	97,052
Customer deposits	1,566,443	1,500,677
Taxes payable	2,746,882	3,287,640
Total current liabilities	9,995,970	10,245,615
Operating lease liabilities	31,041	62,057
Long-term loans - third party		517,590
Total liabilities	10,027,011	10,825,262
Revenues	6,206,647	15,155,074	24,599,923
Gross profit	(3,057,854)	(6,482,924)	13,420,020
(Loss) Income from operations	(3,891,685)	(55,966,045)	11,511,579
Net (Loss) income from continuing operation	(5,191,833)	(55,453,545)	9,548,866
Net income from discontinued operation		833,876	233,153
Non-controlling interest from continuing operation	(40,025)	(2,918,680)
Non-controlling interest from discontinued operation			111,404
Net income attributable to VIE’s	$ (5,151,808)	$ (51,700,989)	$ 9,670,615